Issued Capital (Details) - shares	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of classes of share capital [line items]
Issued Capital	160,703,754	156,632,636	143,910,328
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Issued Capital	160,703,754	156,632,636	143,910,328
Options [Member]
Disclosure of classes of share capital [line items]
Issued Capital